As filed with the Securities and Exchange Commission on November 28, 2006

Registration No. 333—135630

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO.1

(Check appropriate box or boxes)

RS Investment Trust

(Exact Name of Registrant as Specified in Charter)

388 Market Street

San Francisco, CA 94111

(Address of Principal Executive Offices)

1-800-766-3863

(Area Code and Telephone Number)

TERRY R. OTTON

c/o RS Investments

388 Market Street

San Francisco, California 94111

(Name and address of Agent for Service)

Copies to:

TIMOTHY W. DIGGINS, ESQ.

Ropes & Gray

One International Place

Boston, MA 02110-2624

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding the final tax opinions as exhibits to the Part C of the Registration Statement.  No  information  contained  in  Parts  A or B  of  the  Registration Statement,  which are  incorporated  herein by reference in their  entirety, is amended, deleted or superceded hereby.

PART A:  INFORMATION REQUIRED IN THE PROSPECTUS

Part A is incorporated by reference to Part A of the Registration Statement on Form N-14 of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 7, 2006 (File No. 333-135630, Accession No. 0001104659-06-045799).

PART B:  INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Registration Statement on Form N-14 of the Registrant under the Securities Act of 1933, as amended, filed with the SEC on July 7, 2006 (File No. 333-135630, Accession No. 0001104659-06-045799).

PART C:  OTHER INFORMATION

Item 15.  INDEMNIFICATION

Under the terms of Registrant’s By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940, as amended.

The Registrant, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Item 16.  EXHIBITS

(1)                                                          (a)   Amended and Restated Agreement and Declaration of Trust of Registrant.  (A)

(b)         Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant.  (A)

(2)                                                          Copy of By-Laws of Registrant as amended through November 15, 2004.  (B)

(3)                                                          Voting trust agreement affecting more than 5% of any class of equity securities- None.

(4)                                                          Form of Agreement and Plan of Reorganization.  (L)

(5)                                                          (a)   Specimen Share Certificate.  (C)

(b)         Portions of Amended and Restated Agreement and Declaration of Trust Pertaining to Shareholders’ Rights.  (A)

(c)          Portions of By-Laws Pertaining to Shareholders’ Rights.  (A)

(6)                                                          (a)   Investment Advisory Agreement between RS Investment Management, L.P. and Registrant.  (A)

(b)         Form of Revised Schedule 1 to Investment Advisory Agreement.  (D)

(c)          Form of Further Revised Schedule 1 to Investment Advisory Agreement.  (E)

(d)         Form of Further Revised Schedule 1 to Investment Advisory Agreement.  (F)

(e)          Form of Further Revised Schedule 1 to Investment Advisory Agreement.  (G)

(f)            Form of Investment Advisory Agreement between RS Investment Management Co. LLC and RS Investment Trust.  (K)

(g)         Form of Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Investor Services LLC.  (K)

(h)         Form of Sub-Advisory Contract between RS Investment Management Co. LLC and UBS Global Asset Management (Americas) Inc.  (L)

(i)             Form of Sub-Advisory, Sub-Administration and Accounting Services Agreement between RS Investment Management Co. LLC and Guardian Baillie Gifford Limited. (K)

(j)             Form of Sub-Sub-Investment Advisory Agreement between Guardian Baillie Gifford Limited and Baillie Gifford Overseas Limited.  (L)

(7)                                                          (a)   Form of Distribution Agreement between RS Investment Trust and PFPC Distributors, Inc.  (D)

(b)         Form of Distribution Agreement between RS Investment Trust and Guardian Investor Services LLC.  (K)

(8)                                                          Bonus, profit-sharing or pension plans - None.

(9)                                                          (a)   Form of Custodian Agreement between Registrant and PFPC Trust Company.  (A)

(b)         Form of Custodian Agreement between Registrant and State Street Bank and Trust Company.  (K)

(10)                                                    Form of Amended and Restated Distribution Plan pursuant to Rule 12b-1.  (G)

(11)                                                    Opinion and Consent of Counsel as to the legality of securities being registered.  (L)

(12)                                                    (a)   Opinion of Counsel as to tax matters relating to The Guardian Park Avenue Fund and RS Core Equity Fund – filed herewith.

(b)         Opinion of Counsel as to tax matters relating to The Guardian UBS Large Cap Value Fund and RS Large Cap Value Fund – filed herewith.

(c)          Opinion of Counsel as to tax matters relating to The Guardian Park Avenue Small Cap Fund and RS Small Cap Core Equity Fund – filed herewith.

(d)         Opinion of Counsel as to tax matters relating to The Guardian Asset Allocation Fund and RS Asset Allocation Fund – filed herewith.

(e)          Opinion of Counsel as to tax matters relating to The Guardian S&P 500 Index Fund and RS S&P 500 Index Fund – filed herewith.

(f)            Opinion of Counsel as to tax matters relating to The Guardian Baillie Gifford International Growth Fund and RS International Growth Fund – filed herewith.

(g)         Opinion of Counsel as to tax matters relating to The Guardian Baillie Gifford Emerging Markets Fund and RS Emerging Markets Fund – filed herewith.

(h)         Opinion of Counsel as to tax matters relating to The Guardian Investment Quality Bond Fund and RS Investment Quality Bond Fund – filed herewith.

(i)             Opinion of Counsel as to tax matters relating to The Guardian Low Duration Bond Fund and RS Low Duration Bond Fund – filed herewith.

(j)             Opinion of Counsel as to tax matters relating to The Guardian High Yield Bond Fund and RS High Yield Bond Fund – filed herewith.

(k)          Opinion of Counsel as to tax matters relating to The Guardian Tax-Exempt Fund and RS Tax-Exempt Fund – filed herewith.

(l)             Opinion of Counsel as to tax matters relating to The Guardian Cash Management Fund and RS Cash Management Fund – filed herewith.

(13)                                                    (a)   Administrative Services Agreement.  (A)

(b)         Form of Sub-Administration and Accounting Services Agreement between Registrant and PFPC, Inc.  (A)

(c)          Form of Revised Schedule A to Administrative Services Agreement.  (H)

(d)         Form of Further Revised Schedule A to Administrative Services Agreement.  (I)

(e)          Form of Further Revised Schedule A to Administrative Services Agreement.  (D)

(f)            Form of Further Revised Schedule A to Administrative Services Agreement.  (E)

(g)         Form of Further Revised Schedule A to Administrative Services Agreement.  (G)

(h)         Form of Amendment to Administrative Services Agreement.  (E)

(i)             Revised Sub-Administration and Accounting Services Fees Letter.  (J)

(j)             Form of Revised Exhibit A to Revised Sub-Administration and Accounting Services Fees Letter.  (G)

(k)          Revised Sub-Administration, Accounting and Custodian Services Fee Waiver.  (J)

(l)             Form of Sub-Administration and Accounting Services Agreement by and among RS Investment Management Co.  LLC, Guardian Investor Services LLC, RS Investment Trust, and RS Variable Products Trust.  (K)

(14)                                                    Consent of Independent Accountants.  (L)

(15)                                                    Financial Statements omitted pursuant to Item 14(a)(1)- None.

(16)                                                    (a)   Powers of Attorney for the following Trustees of RS Investment Trust: Leonard B. Auerbach, Judson Bergman, Jerome S. Contro, and John W. Glynn, Jr.  (L)

(b)                  Power of Attorney for the Treasurer and Principal Financial and Accounting Officer of RS Investment Trust: James E. Klescewski.  (M)

(17)                                                    (a)   Form of Proxy Card.  (L)

(b)         Prospectus of The Park Avenue Portfolio, dated May 1, 2006, as supplemented.  (L)

(c)          Statement of Additional Information of The Park Avenue Portfolio, dated May 1, 2006, as supplemented.  (L)

(d)         Annual Report to Shareholders of The Park Avenue Portfolio for the fiscal year ended December 31, 2005.  (L)

Incorporated by a reference to corresponding exhibits:

(A)      Incorporated by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on March 4, 1999.  (Accession No. 0001047469-99-008510)

(B)        Previously filed as part of Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A on September 30, 2005.  (Accession No. 0001047469-05-023717)

(C)        Previously filed as part of Registrant’s Registration Statement on Form N-1A filed on August 12, 1987.

(D)       Previously filed as part of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A on January 9, 2001.  (Accession No. 0000912057-01-000815)

(E)         Previously filed as part of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A on May 1, 2002.  (Accession No. 0000912057-02-017969)

(F)         Previously filed as part of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A on March 2, 2005.  (Accession No. 0001047469-05-005227)

(G)        Previously filed as part of the Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A on September 30, 2005.  (Accession No. 0001047469-05-023717)

(H)       Previously filed as part of Post-Effective  Amendment No. 36 to Registrant’s Registration Statement on Form N-1A on October 8, 1999.  (Accession No. 0001047469-99-038109)

(I)            Previously filed as part of Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A on February 18, 2000.  (Accession No. 0000912057-00-007715)

(J)           Previously filed as part of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A on March 2, 2004.  (Accession No. 0001047469-04-006287)

(K)       Previously filed as part of Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A on July 3, 2006.  (Accession No. 0001104659-06-045157)

(L)         Previously filed as part of Registrant’s Registration Statement on Form N-14 on July 7, 2006.  (Accession No. 0001104659-06-045799)

(M)    Previously filed as part of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A on September 28, 2006.  (Accession No. 0001104659-06-063790)

Item 17.  UNDERTAKINGS

(1)                                                                                  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)                                                                                  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment of the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

As required by the Securities Act of 1933 (the “Securities Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 1 under the Securities Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 28th day of November, 2006.

RS Investment Trust

By:	/s/ TERRY R. OTTON
Terry R. Otton
Title: President and Principal Executive Officer

As required by the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ TERRY R. OTTON	President and Principal Executive Officer	November 28, 2006
Terry R. Otton

JAMES E. KLESCEWSKI*	Treasurer and Principal Financial and	November 28, 2006
James E. Klescewski	Accounting Officer

LEONARD B. AUERBACH*	Trustee	November 28, 2006
Leonard B. Auerbach

JUDSON BERGMAN*	Trustee	November 28, 2006
Judson Bergman

JEROME S. CONTRO*	Trustee	November 28, 2006
Jerome S. Contro

JOHN W. GLYNN*	Trustee	November 28, 2006
John W. Glynn, Jr.

Trustee
Anne M. Goggin

Trustee
Dennis J. Manning

* By:	/s/ BENJAMIN L. DOUGLAS
Benjamin L. Douglas
Attorney-in-Fact pursuant to the powers of attorney previously filed.

EXHIBIT INDEX

RS INVESTMENT TRUST

Exhibit No.	Title of Exhibit

(12)(a)	Opinion of Counsel as to tax matters relating to The Guardian Park Avenue Fund and RS Core Equity Fund.

(12)(b)	Opinion of Counsel as to tax matters relating to The Guardian UBS Large Cap Value Fund and RS Large Cap Value Fund.

(12)(c)	Opinion of Counsel as to tax matters relating to The Guardian Park Avenue Small Cap Fund and RS Small Cap Core Equity Fund.

(12)(d)	Opinion of Counsel as to tax matters relating to The Guardian Asset Allocation Fund and RS Asset Allocation Fund.

(12)(e)	Opinion of Counsel as to tax matters relating to The Guardian S&P 500 Index Fund and RS S&P 500 Index Fund.

(12)(f)	Opinion of Counsel as to tax matters relating to The Guardian Baillie Gifford International Growth Fund and RS International Growth Fund.

(12)(g)	Opinion of Counsel as to tax matters relating to The Guardian Baillie Gifford Emerging Markets Fund and RS Emerging Markets Fund.

(12)(h)	Opinion of Counsel as to tax matters relating to The Guardian Investment Quality Bond Fund and RS Investment Quality Bond Fund.

(12)(i)	Opinion of Counsel as to tax matters relating to The Guardian Low Duration Bond Fund and RS Low Duration Bond Fund.

(12)(j)	Opinion of Counsel as to tax matters relating to The Guardian High Yield Bond Fund and RS High Yield Bond Fund.

(12)(k)	Opinion of Counsel as to tax matters relating to The Guardian Tax-Exempt Fund and RS Tax-Exempt Fund.

(12)(l)	Opinion of Counsel as to tax matters relating to The Guardian Cash Management Fund and RS Cash Management Fund.